Cash Flow Information - Change in Liabilities Arising From Financing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of non-cash investing activities [line items]
Beginning balance	$ 191,733,723	$ 5,847,323	$ 202,279,392	$ 227,176,140
Net financing cash flows	14,939,523	455,612	(11,954,082)	(32,224,610)
Interest under operating activities	13,538	413	22	1,394
Rent expense under operating activities				(1,904)
Convertible bonds classified separately as equity components and embedded derivative liability	(100,872)	(3,076)	(412,264)	(1,092,004)
Non-cash changes
Additions to lease liabilities	1,342,690	40,948	1,644,665	1,379,342
Amortization of discount	443,314	13,519	411,116	297,446
Convertible bonds issued by subsidiaries and converted to subsidiaries' ordinary shares	(99)	(3)	(228)	(171)
Lease modifications	(409,679)	(12,494)	(113,514)	(117,549)
Adjustments for government subsidy	(748)	(23)	(1,002)	(46,672)
Acquisition through business combinations (Note 29)	96,894	2,955	143,629
Reclassification			(8,226)
Effects of foreign currency exchange	5,809,863	177,185	(255,785)	6,907,980
Ending balance	213,868,147	6,522,359	191,733,723	202,279,392
Income tax paid
Operating activities	9,072,635	276,689	15,474,646	14,250,527
Investing activities	1,170,149	35,686	0	842,440
Total taxes paid	10,242,784	312,375	15,474,646	15,092,967
Short-term borrowings [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	50,254,188	1,532,607	46,731,130	41,036,429
Net financing cash flows	(4,514,729)	(137,686)	3,231,840	1,866,253
Non-cash changes
Long-term borrowings transferred to short-term borrowings				1,522,294
Effects of foreign currency exchange	1,705,403	52,010	291,218	2,306,154
Ending balance	47,444,862	1,446,931	50,254,188	46,731,130
Short-term Bills Payable [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	2,787,340	85,006
Net financing cash flows	(2,787,340)	(85,006)	2,787,340
Non-cash changes
Ending balance	0	0	2,787,340
Bonds Payable [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	45,009,486	1,372,659	47,850,324	52,267,337
Net financing cash flows	(12,867,386)	(392,418)	(2,573,366)	(3,539,423)
Convertible bonds classified separately as equity components and embedded derivative liability	(100,872)	(3,076)	(412,264)	(1,092,004)
Non-cash changes
Amortization of discount	366,988	11,192	319,578	182,759
Convertible bonds issued by subsidiaries and converted to subsidiaries' ordinary shares	(99)	(3)	(228)	(171)
Effects of foreign currency exchange	568,047	17,324	(174,558)	31,826
Ending balance	32,976,164	1,005,678	45,009,486	47,850,324
Long-term borrowings [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	85,460,703	2,606,304	99,989,451	126,472,490
Net financing cash flows	36,656,269	1,117,910	(14,263,230)	(29,516,421)
Non-cash changes
Amortization of discount	76,326	2,327	91,538	114,687
Adjustments for government subsidy	(748)	(23)	(1,002)	(46,672)
Long-term borrowings transferred to short-term borrowings				(1,522,294)
Effects of foreign currency exchange	3,442,548	104,988	(356,054)	4,487,661
Ending balance	125,635,098	3,831,506	85,460,703	99,989,451
Lease liabilities [member]
Disclosure of non-cash investing activities [line items]
Beginning balance	8,222,006	250,747	7,708,487	7,399,884
Net financing cash flows	(1,547,291)	(47,188)	(1,136,666)	(1,035,019)
Interest under operating activities	13,538	413	22	1,394
Rent expense under operating activities				(1,904)
Non-cash changes
Additions to lease liabilities	1,342,690	40,948	1,644,665	1,379,342
Lease modifications	(409,679)	(12,494)	(113,514)	(117,549)
Acquisition through business combinations (Note 29)	96,894	2,955	143,629
Reclassification			(8,226)
Effects of foreign currency exchange	93,865	2,863	(16,391)	82,339
Ending balance	$ 7,812,023	$ 238,244	$ 8,222,006	$ 7,708,487